Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 29, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment at cost and accumulated depreciation
At the end of 2013 and 2012, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2013	2012
Land and land improvements	$885	793
Buildings and building equipment	10,423	10,046
Machinery and equipment	22,527	21,075
Construction in progress	3,298	2,740
Total property, plant and equipment, gross	$37,133	34,654
Less accumulated depreciation	20,423	18,557
Total property, plant and equipment, net	$16,710	16,097